Fair value of financial instruments - Disclosure of detailed information about fair value of long-term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	$ 293,281	$ 336,769
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	293,281	286,903
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	0	49,866
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	303,000	367,928
Fair value [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	303,000	318,000
Fair value [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	$ 0	$ 49,928